Average Annual Total Returns (Invesco Small Cap Equity Fund)	12 Months Ended
	May 02, 2011
Russell 2000 Index
Average Annual Total Returns
Label	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
Lipper Small-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Small-Cap Core Funds Index
1 Year	25.71%
5 Years	4.76%
10 Years	6.95%
Class A, Invesco Small Cap Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return Before Taxes
1 Year	21.55%
5 Years	4.21%
10 Years	6.31%
Inception Date	Aug. 31, 2000
Class A, Invesco Small Cap Equity Fund | Return After Taxes on Distributions
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return After Taxes on Distributions
1 Year	21.55%
5 Years	3.33%
10 Years	5.64%
Inception Date	Aug. 31, 2000
Class A, Invesco Small Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	14.01%
5 Years	3.46%
10 Years	5.42%
Inception Date	Aug. 31, 2000
Class B, Invesco Small Cap Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class B: Inception (08/31/00)
1 Year	22.61%
5 Years	4.29%
10 Years	6.29%
Inception Date	Aug. 31, 2000
Class C, Invesco Small Cap Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class C: Inception (08/31/00)
1 Year	26.75%
5 Years	4.62%
10 Years	6.15%
Inception Date	Aug. 31, 2000
Class R, Invesco Small Cap Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class R: Inception (06/03/02)	[1]
1 Year	28.39%
5 Years	5.14%
10 Years	6.67%
Inception Date	Jun. 03, 2002
Class Y, Invesco Small Cap Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	28.87%
5 Years	5.53%
10 Years	6.98%
Inception Date	Oct. 03, 2008
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%

[1]	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.